Exhibit 99
Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,648,176,732.81	81,628	52.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$394,100,000.00	0.18000%	July 15, 2015
Class A-2 Notes	$538,700,000.00	0.470%	March 15, 2017
Class A-3 Notes	$464,500,000.00	0.900%	October 15, 2018
Class A-4 Notes	$102,440,000.00	1.420%	August 15, 2019
Class B Notes	$47,360,000.00	1.720%	September 15, 2019
Class C Notes	$31,570,000.00	1.950%	February 15, 2020
Class D Notes	$31,570,000.00	2.350%	December 15, 2020
Total	$1,610,240,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,720,042.56

Principal:
Principal Collections	$19,349,678.86
Prepayments in Full	$10,022,704.54
Liquidation Proceeds	$296,632.92
Recoveries	$152,804.32
Sub Total	$29,821,820.64
Collections	$31,541,863.20

Purchase Amounts:
Purchase Amounts Related to Principal	$149,392.55
Purchase Amounts Related to Interest	$1,034.21
Sub Total	$150,426.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$31,692,289.96

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	24
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$31,692,289.96
Servicing Fee	$465,556.96	$465,556.96	$0.00	$0.00	$31,226,733.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$31,226,733.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$31,226,733.00
Interest - Class A-3 Notes	$241,480.13	$241,480.13	$0.00	$0.00	$30,985,252.87
Interest - Class A-4 Notes	$121,220.67	$121,220.67	$0.00	$0.00	$30,864,032.20
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,864,032.20
Interest - Class B Notes	$67,882.67	$67,882.67	$0.00	$0.00	$30,796,149.53
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,796,149.53
Interest - Class C Notes	$51,301.25	$51,301.25	$0.00	$0.00	$30,744,848.28
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$30,744,848.28
Interest - Class D Notes	$61,824.58	$61,824.58	$0.00	$0.00	$30,683,023.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$30,683,023.70
Regular Principal Payment	$28,648,852.90	$28,648,852.90	$0.00	$0.00	$2,034,170.80
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,034,170.80
Residual Released to Depositor	$0.00	$2,034,170.80	$0.00	$0.00	$0.00
Total		$31,692,289.96

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$28,648,852.90
Total					$28,648,852.90
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$28,648,852.90	$61.68	$241,480.13	$0.52	$28,890,333.03	$62.20
Class A-4 Notes	$0.00	$0.00	$121,220.67	$1.18	$121,220.67	$1.18
Class B Notes	$0.00	$0.00	$67,882.67	$1.43	$67,882.67	$1.43
Class C Notes	$0.00	$0.00	$51,301.25	$1.63	$51,301.25	$1.63
Class D Notes	$0.00	$0.00	$61,824.58	$1.96	$61,824.58	$1.96
Total	$28,648,852.90	$17.79	$543,709.30	$0.34	$29,192,562.20	$18.13

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$321,973,508.48	0.6931615	$293,324,655.58	0.6314847
Class A-4 Notes	$102,440,000.00	1.0000000	$102,440,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$534,913,508.48	0.3321949	$506,264,655.58	0.3144032

Pool Information
Weighted Average APR	3.758%	3.750%
Weighted Average Remaining Term	35.07	34.35
Number of Receivables Outstanding	40,529	39,217
Pool Balance	$558,668,355.62	$528,525,257.08
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$535,052,650.15	$506,264,655.58
Pool Factor	0.3389614	0.3206727

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,240,883.66
Targeted Credit Enhancement Amount	$8,240,883.66
Yield Supplement Overcollateralization Amount	$22,260,601.50
Targeted Overcollateralization Amount	$22,260,601.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$22,260,601.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,240,883.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,240,883.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,240,883.66

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		137	$324,689.67
(Recoveries)		98	$152,804.32
Net Loss for Current Collection Period			$171,885.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3692%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6938%
Second Prior Collection Period			0.7127%
Prior Collection Period			0.2035%
Current Collection Period			0.3794%
Four Month Average (Current and Prior Three Collection Periods)			0.4974%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,221	$7,603,412.63
(Cumulative Recoveries)			$945,924.27
Cumulative Net Loss for All Collection Periods			$6,657,488.36
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4039%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,801.33
Average Net Loss for Receivables that have experienced a Realized Loss			$1,577.23

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.76%	536	$9,324,568.45
61-90 Days Delinquent	0.25%	66	$1,299,285.90
91-120 Days Delinquent	0.07%	19	$349,236.33
Over 120 Days Delinquent	0.11%	32	$577,884.85
Total Delinquent Receivables	2.19%	653	$11,550,975.53

Repossession Inventory:
Repossessed in the Current Collection Period		33	$617,791.32
Total Repossessed Inventory		47	$965,230.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2243%
Prior Collection Period			0.2566%
Current Collection Period			0.2983%
Three Month Average			0.2597%

Ford Credit Auto Owner Trust 2014-B
Monthly Investor Report

Collection Period	May 2016
Payment Date	6/15/2016
Transaction Month	24

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer